INCOME TAXES (Operating Loss Carryforwards and Tax Exemtions and Concessions - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount of limitation for use of net operating loss carryforwards
2015	$ 4,844,963
2016	1,445,763
2017	42,052,023
2018	9,197,348
2019	17,407,018
Tax exemptions and tax concessions
Tax otherwise payable without tax exemptions and tax concessions		685,261
Decrease in basic earnings per share (in dollars per share)		$ 0.007
Aggregate undistributed earnings of the Company's subsidiaries and VIEs in the PRC considered to be indefinitely reinvested	0
Provision for dividend withholding taxes	0
Deferred tax liability from undistributed earnings	0
Significant uncertain tax positions	0
Interest or penalties related to uncertain tax positions	$ 0